Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Series A Common and Common Shares	Additional Paid-In Capital	Treasury Shares	Retained Earnings	Total U.S. Cellular Shareholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2012	$ 3,795,247	$ 88,074	$ 1,412,453	$ (165,724)	$ 2,399,052	$ 3,733,855	$ 61,392
Add (Deduct)
Net income (loss) attributable to U.S. Cellular shareholders	140,038				140,038	140,038
Net income (loss) attributable to noncontrolling interests classified as equity	4,251						4,251
Common and Series A Common Shares dividends	(482,270)				(482,270)	(482,270)
Repurchase of Common Shares	(18,544)			(18,544)		(18,544)
Incentive and compensation plans	6,073		222	19,576	(13,725)	6,073
Stock-based compensation awards	15,467		15,467			15,467
Tax windfall (shortfall) from stock awards	(3,267)		(3,267)			(3,267)
Distributions to noncontrolling interests	(3,576)						(3,576)
Adjust investment in subsidiaries for noncontrolling interest purchases	(52)		(146)			(146)	94
Deconsolidation of partnerships	(43,770)						(43,770)
Ending balance at Dec. 31, 2013	3,409,597	88,074	1,424,729	(164,692)	2,043,095	3,391,206	18,391
Add (Deduct)
Net income (loss) attributable to U.S. Cellular shareholders	(42,812)				(42,812)	(42,812)
Net income (loss) attributable to noncontrolling interests classified as equity	(4,787)						(4,787)
Repurchase of Common Shares	(18,943)			(18,943)		(18,943)
Incentive and compensation plans	978			14,496	(13,518)	978
Stock-based compensation awards	21,078		21,078			21,078
Tax windfall (shortfall) from stock awards	(1,161)		(1,161)			(1,161)
Distributions to noncontrolling interests	(2,993)						(2,993)
Acquisition of assets in common control transaction	(47,126)		29,141		(76,267)	(47,126)
Adjust investment in subsidiaries for noncontrolling interest purchases	(1,229)		(1,229)			(1,229)
Ending balance at Dec. 31, 2014	3,312,602	88,074	1,472,558	(169,139)	1,910,498	3,301,991	10,611
Add (Deduct)
Net income (loss) attributable to U.S. Cellular shareholders	241,347				241,347	241,347
Net income (loss) attributable to noncontrolling interests classified as equity	340						340
Repurchase of Common Shares	(6,188)			(6,188)		(6,188)
Incentive and compensation plans	2,091		186	18,792	(16,887)	2,091
Stock-based compensation awards	23,843		23,843			23,843
Tax windfall (shortfall) from stock awards	(1,014)		(1,014)			(1,014)
Distributions to noncontrolling interests	(708)						(708)
Acquisition of assets in common control transaction	(1,552)		885		(2,437)	(1,552)
Adjust investment in subsidiaries for noncontrolling interest purchases	(5)		(5)			(5)
Ending balance at Dec. 31, 2015	$ 3,570,756	$ 88,074	$ 1,496,453	$ (156,535)	$ 2,132,521	$ 3,560,513	$ 10,243